UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place,

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

MASTER PORTFOLIO TRUST

PRIME CASH RESERVES PORTFOLIO

FORM N-Q

MAY 31, 2011

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.9%
Bank Notes - 2.4%
Bank of America N.A.	0.543%	6/22/11	$75,000,000	$75,000,000	(a)
Bank of America N.A.	0.370%	9/9/11	123,500,000	123,500,000
Bank of America N.A.	0.310%	10/5/11	250,000,000	250,000,000
JPMorgan Chase Bank N.A.	0.304%	5/18/12	200,000,000	200,000,000	(a)

Total Bank Notes				648,500,000

Certificates of Deposit - 28.8%
Bank of Montreal	0.283%	10/26/11	125,000,000	125,000,000	(a)
Bank of Montreal	0.295%	11/23/11	48,000,000	47,998,844	(a)
Bank of Nova Scotia	0.325%	5/7/12	200,000,000	200,000,000	(a)
Bank of Nova Scotia	0.510%	6/11/12	25,000,000	25,049,158	(a)
Bank of Tokyo Mitsubishi	0.400%	7/25/11	145,000,000	145,000,000
Bank of Tokyo Mitsubishi	0.300%	7/26/11	160,000,000	160,000,000
Bank of Tokyo Mitsubishi	0.400%	8/2/11	175,000,000	175,000,000
Barclays Bank PLC	0.660%	6/7/11	200,000,000	200,000,000
Barclays Bank PLC	0.570%	7/18/11	50,000,000	50,000,000
Barclays Bank PLC	0.647%	11/18/11	30,000,000	30,000,000	(a)
Barclays Bank PLC	0.657%	1/19/12	49,250,000	49,250,000	(a)
BNP Paribas NY Branch	0.490%	6/14/11	125,000,000	125,000,000
BNP Paribas NY Branch	0.759%	6/22/11	75,000,000	75,000,000	(a)
BNP Paribas NY Branch	0.550%	8/4/11	100,000,000	100,000,000
BNP Paribas NY Branch	0.548%	11/15/11	225,000,000	225,000,000	(a)
Canadian Imperial Bank	0.299%	8/22/11	75,000,000	75,000,000	(a)
Canadian Imperial Bank	0.297%	2/17/12	132,250,000	132,250,000	(a)
Credit Agricole Corporate and Investment Bank	0.550%	7/7/11	200,000,000	200,000,000
Credit Agricole Corporate and Investment Bank	0.540%	7/18/11	200,000,000	200,000,000
Credit Agricole Corporate and Investment Bank	0.530%	8/9/11	75,000,000	75,000,000
Credit Agricole Corporate and Investment Bank	0.666%	10/7/11	75,000,000	75,000,000	(a)
Credit Suisse NY	0.318%	2/7/12	150,000,000	150,000,000	(a)
Credit Suisse NY	0.357%	3/30/12	125,000,000	125,000,000	(a)
Deutsche Bank AG NY	0.305%	6/17/11	100,000,000	100,000,000
Deutsche Bank AG NY	0.390%	7/7/11	350,000,000	350,000,000
Deutsche Bank AG NY	0.448%	8/24/11	80,000,000	80,000,000	(a)
Deutsche Bank AG NY	0.509%	3/21/12	60,000,000	60,000,000	(a)
DnB NOR Bank ASA NY	0.370%	7/11/11	82,000,000	82,000,000
DnB NOR Bank ASA NY	0.300%	10/6/11	163,750,000	163,749,997
Lloyds TSB Bank PLC	0.460%	6/27/11	90,000,000	89,999,989
Lloyds TSB Bank PLC	0.470%	8/31/11	50,000,000	50,001,252
Lloyds TSB Bank PLC	0.470%	9/15/11	100,000,000	100,002,937
Natexis Banques Populaires U.S.	0.600%	7/12/11	75,000,000	75,000,000
National Bank of Canada	0.336%	7/8/11	138,000,000	138,000,000	(a)
Nordea Bank Finland NY	0.380%	6/16/11	100,000,000	100,000,000
Nordea Bank Finland NY	0.370%	7/7/11	150,000,000	149,999,251
Nordea Bank Finland NY	0.493%	2/1/12	84,070,000	84,180,121	(a)
Nordea Bank Finland NY	0.523%	2/3/12	155,000,000	155,235,005	(a)
Royal Bank of Canada	0.300%	9/12/11	100,000,000	100,000,000	(a)
Royal Bank of Scotland	0.520%	8/4/11	150,000,000	150,000,000
Royal Bank of Scotland	0.717%	8/10/11	200,000,000	200,000,000	(a)
Societe Generale NY	0.480%	7/6/11	200,000,000	200,000,000
Societe Generale NY	0.460%	8/19/11	75,000,000	75,000,000	(a)
Societe Generale NY	0.773%	1/30/12	124,500,000	124,500,000	(a)
Societe Generale NY	0.668%	5/9/12	225,000,000	225,000,000	(a)
Standard Chartered Bank NY	0.510%	7/29/11	185,000,000	185,000,000
Standard Chartered Bank NY	0.385%	10/11/11	150,000,000	150,002,745
Standard Chartered Bank NY	0.380%	10/13/11	75,000,000	75,000,000
Sumitomo Mitsui Bank NY	0.380%	6/3/11	100,000,000	100,000,000
Sumitomo Mitsui Bank NY	0.310%	7/29/11	200,000,000	199,999,999

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - continued
Svenska Handelsbanken AB	0.350%	8/8/11	$37,900,000	$37,901,423
Svenska Handelsbanken AB	0.340%	9/22/11	100,000,000	100,003,133
Svenska Handelsbanken AB	0.335%	9/28/11	300,000,000	300,004,949
Toronto Dominion Bank NY	0.261%	10/28/11	170,000,000	170,000,000	(a)
Toronto Dominion Bank NY	0.280%	1/12/12	130,000,000	130,000,000	(a)
Toronto Dominion Bank NY	0.230%	5/4/12	225,000,000	225,000,000	(a)
UBS AG Stamford CT	0.400%	7/26/11	150,000,000	150,000,000
UBS AG Stamford CT	0.550%	7/29/11	175,000,000	175,000,000
UBS AG Stamford CT	0.477%	4/5/12	150,000,000	150,000,000	(a)
Westpac Banking Corp.	0.281%	11/8/11	200,000,000	200,000,000	(a)

Total Certificates of Deposit				7,965,128,803

Certificates of Deposit (Euro) - 1.8%
ANZ National International Ltd.	0.310%	10/18/11	100,000,000	100,000,000
ING Bank	0.440%	8/5/11	50,000,000	50,000,901
ING Bank	0.570%	8/8/11	100,000,000	100,001,881
ING Bank	0.450%	8/16/11	150,000,000	150,003,159
ING Bank	0.600%	10/20/11	100,000,000	100,003,899

Total Certificates of Deposit (Euro)				500,009,840

Commercial Paper - 24.7%
ANZ National International Ltd.	0.337%	10/11/11	113,000,000	113,000,000	(a)(b)
ASB Finance Ltd.	0.374%	8/12/11	80,000,000	80,001,503	(a)(b)
Banco Bilbao Vizcaya	0.340%	6/17/11	277,000,000	276,958,143	(b)(c)
BNZ International Funding Ltd.	0.401%	7/19/11	71,250,000	71,212,000	(b)(c)
BNZ International Funding Ltd.	0.401%	7/25/11	50,000,000	49,970,000	(b)(c)
BNZ International Funding Ltd.	0.386%	8/3/11	36,750,000	36,725,240	(b)(c)
BNZ International Funding Ltd.	0.401%	8/10/11	100,000,000	99,922,222	(b)(c)
Caisse D’Amortissement de la Dette Sociale	0.341%	9/19/11	380,000,000	379,605,222	(b)(c)
Caisse D’Amortissement de la Dette Sociale	0.295%	11/25/11	75,000,000	74,891,218	(b)(c)
Caisse D’Amortissement de la Dette Sociale	0.011%	5/25/12	200,000,000	199,978,256	(b)(c)
Commerzbank U.S. Finance	0.521%	7/13/11	300,000,000	299,818,000	(c)
Commerzbank U.S. Finance	0.531%	7/20/11	250,000,000	249,819,653	(c)
Commonwealth Bank of Australia	0.288%	8/4/11	40,000,000	40,000,000	(a)(b)
Commonwealth Bank of Australia	0.250%	11/4/11	95,000,000	94,897,084	(b)(c)
Commonwealth Bank of Australia	0.255%	11/4/11	100,000,000	99,889,500	(b)(c)
Commonwealth Bank of Australia	0.360%	12/8/11	150,000,000	150,000,000	(a)(b)
Credit Suisse NY	0.210%	7/27/11	300,000,000	299,902,001	(c)
Danske Corp.	0.391%	6/30/11	148,000,000	147,953,503	(b)(c)
Danske Corp.	0.401%	7/20/11	71,000,000	70,961,344	(b)(c)
Danske Corp.	0.411%	8/22/11	250,000,000	249,766,528	(b)(c)
DnB NOR Bank ASA	0.311%	8/29/11	100,000,000	100,000,000	(a)
DnB NOR Bank ASA	0.316%	10/28/11	70,000,000	70,000,000	(a)(b)
DnB NOR Bank ASA	0.311%	4/2/12	150,000,000	150,000,000	(a)(b)
General Electric Capital Corp.	0.240%	10/26/11	300,000,000	299,706,000	(c)
Intesa Funding LLC	0.365%	8/12/11	150,000,000	149,890,500	(c)
Intesa Funding LLC	0.365%	8/12/11	150,000,000	149,890,500	(c)
Lloyds TSB Bank PLC	0.320%	8/5/11	156,600,000	156,509,520	(c)
Lloyds TSB Bank PLC	0.451%	8/29/11	100,000,000	99,888,750	(c)
Natexis Banques Populaires U.S.	0.562%	9/23/11	148,875,000	148,610,995	(c)
Natixis U.S. Finance Corp.	0.491%	6/15/11	99,250,000	99,231,087	(c)
Natixis U.S. Finance Corp.	0.501%	6/17/11	125,000,000	124,972,222	(c)
Natixis U.S. Finance Corp.	0.805%	11/4/11	100,000,000	99,653,333	(c)
Nestle Capital Corp.	0.190%	8/10/11	100,000,000	99,963,056	(b)(c)
Nordea North America Inc.	0.285%	10/28/11	159,000,000	158,812,447	(c)
Rabobank USA Finance Corp.	0.356%	9/8/11	457,150,000	456,703,708	(c)
Rabobank USA Finance Corp.	0.270%	11/3/11	125,000,000	124,854,688	(c)
Reckitt Benckiser Treasury	0.401%	6/6/11	30,000,000	29,998,333	(b)(c)
Santander Commercial Paper SA	0.280%	6/15/11	205,000,000	204,977,678	(b)(c)

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - continued
Skandinaviska Enskilda Banken AG	0.536%	6/8/11	$172,500,000	$172,482,055	(b)(c)
Skandinaviska Enskilda Banken AG	0.506%	7/26/11	145,000,000	144,888,128	(b)(c)
Skandinaviska Enskilda Banken AG	0.481%	10/20/11	75,000,000	74,859,000	(b)(c)
Standard Chartered Bank	0.522%	11/10/11	165,000,000	164,613,900	(b)(c)
State Street Corp.	0.310%	7/14/11	130,000,000	129,951,864	(c)
Westpac Banking Corp.	0.351%	8/24/11	200,000,000	199,836,667	(b)(c)
Westpac Banking Corp.	0.240%	9/15/11	125,000,000	124,911,667	(b)(c)

Total Commercial Paper				6,820,477,515

Corporate Bonds & Notes - 3.3%
Commonwealth Bank of Australia	0.344%	3/26/12	50,000,000	50,000,000	(a)(b)
ING Bank NV	0.783%	2/2/12	125,000,000	125,000,000	(a)(b)
ING Bank NV	1.107%	3/30/12	65,000,000	65,209,802	(a)(b)
JPMorgan Chase Bank N.A.	0.235%	3/21/12	150,000,000	150,000,000	(a)
MetLife Institutional Funding II	0.459%	9/20/11	37,000,000	37,000,000	(a)(b)
National Australia Bank	0.270%	8/19/11	100,000,000	100,000,000	(a)(b)
New York Life Global Funding	0.310%	12/1/11	80,000,000	80,000,000	(a)(b)
Rabobank Nederland	0.474%	1/26/12	80,000,000	80,090,114	(a)(b)
Svenska Handelsbanken AB	0.368%	3/9/12	99,700,000	99,700,000	(a)(b)
Westpac Banking Corp.	0.343%	3/27/12	65,000,000	65,000,000	(a)
Westpac Banking Corp.	0.333%	5/7/12	60,000,000	60,000,000	(a)(b)

Total Corporate Bonds & Notes				911,999,916

Medium-Term Notes - 0.2%
JPMorgan Chase & Co.	1.060%	6/13/11	55,000,000	55,012,245	(a)

Supranationals/Sovereigns - 2.3%
European Investment Bank	5.250%	6/15/11	36,000,000	36,067,530
European Investment Bank	0.120%	6/24/11	50,000,000	49,996,167	(c)
European Investment Bank	0.120%	6/29/11	45,000,000	44,995,800	(c)
European Investment Bank	0.140%	8/15/11	500,000,000	499,854,165	(c)

Total Supranationals/Sovereigns				630,913,662

Time Deposits - 18.6%
Bank of Montreal	0.100%	6/1/11	300,000,000	300,000,000
Banque Nationale de Paris	0.090%	6/1/11	162,678,000	162,678,000
Barclays Bank PLC Grand Cayman	0.100%	6/1/11	620,000,000	620,000,000
BNP Paribas Grand Cayman	0.080%	6/1/11	346,227,000	346,227,000
Citibank Nassau	0.110%	6/1/11	146,000,000	146,000,000
Commerzbank AG Grand Cayman	0.120%	6/1/11	300,000,000	300,000,000	(a)
Credit Agricole	0.120%	6/1/11	315,000,000	315,000,000	(a)
DnB NOR Bank ASA	0.110%	6/1/11	370,000,000	370,000,000
Lloyds TSB Bank PLC	0.110%	6/1/11	375,000,000	375,000,000
National Australia Bank Grand Cayman	0.110%	6/1/11	454,566,000	454,566,000
National Bank of Canada	0.100%	6/1/11	325,000,000	325,000,000
Natixis	0.120%	6/1/11	310,000,000	310,000,000	(a)
Royal Bank of Scotland Cayman	0.110%	6/1/11	480,000,000	480,000,000
Societe Generale Grand Cayman	0.110%	6/1/11	300,000,000	300,000,000
Svenska Handelsbanken Grand Cayman	0.110%	6/1/11	350,000,000	350,000,000

Total Time Deposits				5,154,471,000

U.S. Government Agencies - 1.8%
Federal Farm Credit Bank (FFCB), Notes	0.238%	9/15/11	100,000,000	99,997,064	(a)
Federal Home Loan Bank (FHLB), Notes	0.110%	8/12/11	107,500,000	107,472,101	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.100%	1/25/12	175,000,000	174,896,257	(a)
Federal National Mortgage Association (FNMA), Notes	0.183%	7/26/12	76,150,000	76,145,652	(a)
Federal National Mortgage Association (FNMA), Notes	0.215%	8/23/12	51,000,000	50,980,954	(a)

Total U.S. Government Agencies				509,492,028

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Treasury Bills - 4.9%
U.S. Treasury Bills	0.168%	9/22/11	$304,241,000	$304,081,040	(c)
U.S. Treasury Bills	0.100%	11/25/11	800,000,000	799,611,585	(c)
U.S. Treasury Bills	0.113%	12/1/11	250,000,000	249,857,813	(c)

Total U.S. Treasury Bills				1,353,550,438

Repurchase Agreements - 12.1%
Barclays Capital Inc., tri-party repurchase agreement dated 5/31/11; Proceeds at maturity - $2,600,007,944; (Fully collateralized by various U.S. government obligations, 0.000% to 3.625% due 8/15/14 to 4/15/28; Market value - $2,652,000,098)	0.110%	6/1/11	2,600,000,000	2,600,000,000
RBS Securities Inc. repurchase agreement dated 5/31/11; Proceeds at maturity - $750,002,292; (Fully collateralized by various U.S. government and agency obligations, 0.000% due 7/28/11 to 1/12/12; Market value - $765,000,004)	0.110%	6/1/11	750,000,000	750,000,000

Total Repurchase Agreements				3,350,000,000

TOTAL INVESTMENTS - 100.9% (Cost - $27,899,555,447#)				27,899,555,447
Liabilities in Excess of Other Assets - (0.9)%				(240,431,203)

TOTAL NET ASSETS - 100.0%				$27,659,124,244

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2011, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$27,899,555,447	—	$27,899,555,447

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount

Notes to Schedule of Investments (unaudited) (continued)

of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d)	Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2011, the Portfolio did not invest in any derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 25, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	July 25, 2011